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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:    June 30, 2002
                                               -------------------


Check here if Amendment [   ]; Amendment Number:
                                                -------------
     This Amendment (Check only one.):  [   ]   is a restatement.
                                        [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:       RT Capital Management, LLC
Address:    153 East 53rd Street, 48th Floor
            New York, New York  10022


Form 13F File Number:  28-6259

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    David Rothschild
Title:   Managing Director
Phone:   (212) 508-7050

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
Signature, Place, and Date of Signing:
/s/ David Rothschild                    New York, New York      August 12, 2002
--------------------------------        ------------------      ---------------
         [Signature]                       [City, State]           [Date]
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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              Form 13F SUMMARY PAGE


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
Report Summary:
Number of Other Included Managers:                   0
                                                 -------------

Form 13F Information Table Entry Total:              7
                                                 -------------

Form 13F Information Table Value Total:             $18,052
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                                                  (thousands)
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List of Other Included Managers:

None
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        FORM 13F INFORMATION TABLE - RT CAPITAL MANAGEMENT, LLC (6/30/02)


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
                 COLUMN 1   COLUMN 2   COLUMN 3  COLUMN 4        COLUMN 5           COLUMN 6   COLUMN 7           COLUMN 8
                                                                                                              VOTING AUTHORITY
                            TITLE OF              VALUE    SHS. OR PRN  SH/  PUT/  INVESTMENT    OTHER
NAME OF ISSUER               CLASS      CUSIP    (x$1000)     AMOUNT    PRN  CALL  DISCRETION  MANAGERS    SOLE     SHARED  NONE
--------------               -----      -----    --------     ------    ---  ----  ----------  --------    ----     ------  ----

Given Imaging                Ord Shs  M52020100       300       25,000   SH                                 25,000
Mercury Interactive Corp.    Common   589405109     6,831      297,500   SH                                297,500
Multilink Technology Corp.   CL A     62544T109       513    1,026,580   SH                              1,026,580
Openwave Sys Inc.            Common   683718100     5,806    1,035,000   SH                              1,035,000
AMX Corp. New                Common   00180C105       130       78,900   SH                                 78,900
Siebel Sys Inc.              Common   826170102     2,844      200,000   SH                                200,000
Tellium Inc.                 Common   87967E107     1,628    1,750,000   SH                              1,750,000

                                                   18,052
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